Provisions - Schedule of provision for employee commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Provisions [abstract]
Employer contribution costs on share-based compensation plans	€ 81	€ 1,684
Phantom shares	1	1,421
Retirement termination benefits	515	459
Leaving indemnities and restructurings	964	670
BALANCE AS AT CLOSING DATE	1,561	4,234
Less non-current portion	546	490
CURRENT PORTION	€ 1,015	€ 3,744